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Telephone +1 630 933 9600
Facsimile +1 630 933 9699
invesco.com/us

August 8, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), that the Prospectus for the series of the Trust identified in Schedule A of this correspondence, that would have been filed under Rule 497(c) of the 1933 Act, does not differ from that contained in Post-Effective Amendment No. 10 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 10 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on July 31, 2018.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel
Senior Counsel

800 983 0903     invesco.com     @Invesco

Schedule A

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF